Financial Instruments - Disclosure Of Derivative financial assets (Detail) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure Of Derivative Financial Assets At Notional Amount Of Final Contract Fair Value [Line Items]
Up to 3 months	R$ 0
Between 3 months and 1 year	0
Asset	5,647
Liability	(5,647)
Purchase Forward [Member]
Disclosure Of Derivative Financial Assets At Notional Amount Of Final Contract Fair Value [Line Items]
Up to 3 months	1,066,690
Between 3 months and 1 year	1,980,490
Asset	12,264
Liability	6,617
Sales Forward [Member]
Disclosure Of Derivative Financial Assets At Notional Amount Of Final Contract Fair Value [Line Items]
Up to 3 months	(1,066,690)
Between 3 months and 1 year	(1,980,490)
Asset	(6,617)
Liability	R$ (12,264)